S000002874 [Member] Expense Example - BlackRock Managed Volatility V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,242
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	$ 1,539